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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23459

Red Cedar Fund Trust

(Exact name of registrant as specified in charter)

c/o Red Cedar Investment Management, LLC, 333 Bridge Street NW Suite 601 Grand Rapids, Michigan	49504
(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code:	(616) 378-6894

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Red Cedar Short Term Bond Fund

Institutional Class (RCSTX)

Semi-Annual Report

April 30, 2021
(Unaudited)

RED CEDAR SHORT TERM BOND FUND
LETTER TO SHAREHOLDERS	June 2, 2021

Dear Shareholders,

What a difference a few months can make in the global outlook for the economy and daily life in the United States. This is not to minimize the suffering and hardship created over the past year nor to assume that the world has totally resolved the issues surrounding the global pandemic. However, great strides have been made to dramatically slow the spread of COVID -19 and life has started to re-emerge as the shoots of spring bring optimism of a return to normalcy.

Of course, the journey back has had a significant boost from the US and other foreign governments’ fiscal policies. The US has provided support amounting to approximately 24% of GDP (BCA Research). This does not take into account any additional stimulus that may be provided by an infrastructure bill potentially being passed later this year. The Federal Reserve has also played a significant role by keeping the Fed Funds rate near 0% and rolling out programs early in the cycle to support the capital markets. Once markets were stabilized in late March of 2020, we started to see a slow recovery of the economy, which continued through the end of April 2021. The Unemployment Rate peaked at over 14% but rapidly recovered to 6.1% as of April (Bureau of Labor Statistics).

While the hit to employment hurt many consumers, many others were not meaningfully impacted financially. The closing of the economy meant savings rates rose substantially. As of the last reported data, savings as a percent of disposable income stood at 14.9%, compared to the average over the past 5 years of 10.0% and a low of 6.4% (Bureau of Labor Statistics, Bloomberg). Once the economy began to re-open, this pent-up demand led to a strong recovery in the domestic economy. We expect GDP growth of approximately 7+% for the full year 2021.

This recovery benefitted risk assets to the detriment of US Treasury securities. Five-year US Treasury yields rose over 40 basis points during the period, while intermediate corporate bond yields only rose approximately 10 basis points (Bloomberg). This relative outperformance of risky assets was consistent across most investment grade sectors.

Over the past 6 months ended April 30, 2021, the Red Cedar Short Term Bond Fund (the “Fund”) had a total return of 0.67% versus the Bloomberg Barclays 1-3 year Government/Credit benchmark return of 0.23%. The Fund’s exposure to Commercial Mortgage-Backed Securities (CMBS) was the largest contributor to alpha. The Fund’s portfolio management team added exposure to this sector late in 2020 due to it lagging other sectors’ relative performance. CMBS also benefitted from prepayment penalties, which serve as a hedge to the portfolio if rates remain historically low. Treasury Inflation Protected Securities (TIPS) also performed well as breakeven rates rebounded to levels we have not seen since before 2008 due to the current fiscal and monetary stimulus.

Exposure to rising interest rates was a drag on Fund performance as exposure to longer maturity securities weighed on the portfolio as the yield curve steepened. Limited exposure to US Treasury securities was also a small drag as they lagged other sectors of the universe.

The Red Cedar team continues to be optimistic regarding the recovery as the economy re-opens. The Fund continues to be positioned with a bias towards investment grade securities which we believe offer an attractive risk/reward profile.

The team at Red Cedar wishes to extend their best wishes for the remainder of the year.

Regards,

David Withrow
President

Jason Schwartz
Senior Portfolio Manager

RED CEDAR SHORT TERM BOND FUND
PORTFOLIO INFORMATION
April 30, 2021 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Holdings

% of
Security Description	Net Assets
U.S. Treasury Note, 0.125%, due 12/31/22	1.8%
Marriott International, Inc., 3.125%, due 10/15/21	1.5%
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4, 3.091%, due 08/10/49	1.5%
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1, 1.766%, due 02/25/25	1.5%
Daimler Finance North America, LLC, 144A, 3.350%, due 02/22/23	1.4%
Energy Transfer Operating, L.P., 4.500%, due 04/15/24	1.3%
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1, 2.197%, due 11/25/23	1.2%
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B, 3.546%, due 08/25/46	1.2%
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4, 3.213%, due 03/12/46	1.1%
Spectra Energy Partners, L.P., 4.750%, due 03/15/24	1.1%

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 1.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations — 1.8%
U.S. Treasury Note (Cost $1,809,588)	0.125%	12/31/22	$1,810,000	$1,809,576

MUNICIPAL BONDS — 0.6%	Coupon	Maturity	Par Value	Value
Dallas/Fort Worth International Airport, Texas, Series 2020-C,	1.041%	11/01/23	$100,000	$101,073
Denton County, Texas, Taxable General Purpose, Series 2020-A,	0.444%	01/15/23	500,000	501,054
Total Municipal Bonds (Cost $600,000)				$602,127

ASSET BACKED SECURITIES — 16.4%	Coupon	Maturity	Par Value	Value
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	$542,629	$588,739
AXIS Equipment Finance Receivables LLC, 144A, Series 2021-1, Class A-2	0.750%	11/20/26	925,000	925,154
CNH Equipment Trust, Series 2017-A, Class A-4 (a)	2.480%	02/15/24	595,096	595,621
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	574,488	583,744
FourSight Capital Automobile Receivables Trust, 144A, Series 2021-1, Class A-3	0.640%	07/15/25	750,000	749,322
Honda Auto Receivables Trust, Series 2019-4, Class A-4	1.870%	01/20/26	1,000,000	1,027,866
John Deere Owner Trust, Series 2020-B, Class A-3 (a)	0.510%	11/15/24	1,000,000	1,002,549
JPMorgan Mortgage Acquisitions Trust, Series 2007-CH3, Class A-5 (a)	0.369%	03/25/37	501,954	497,961
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	943,463	978,962
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	862,773	871,891
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	869,585	895,787

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES — 16.4% (Continued)	Coupon	Maturity	Par Value	Value
MMAF Equipment Finance, LLC, 144A, Series 2020-B, Class A-3	0.490%	08/14/25	$500,000	$499,424
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT (a)	4.262%	05/15/32	424,419	428,551
Oasis Securitization Funding, LLC, 144A, Series 2021-1A, Class A (a)	2.579%	02/15/33	524,759	524,493
PFS Financing Corporation, 144A, Series 2021-A, Class A	0.710%	04/15/26	1,000,000	997,238
Santander Drive Auto Receivables Trust, Series 2020-3, Class A-3	0.520%	07/15/24	500,000	500,717
Structured Asset Securities Trust, Series 2006-BC6, Class A1 (a)	0.266%	01/25/37	579,461	568,243
Synchrony Credit Card Master Trust, Series 2017-2, Class A	2.620%	10/15/25	734,000	758,536
Towd Point Mortgage Trust, 144A, Series 2015-5, Class A-1B (a)	2.750%	05/25/55	131,040	131,223
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	399,445	402,197
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	593,130	601,735
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1	3.750%	05/25/58	326,340	344,873
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E3 (a)	2.500%	11/25/60	39,496	39,521
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A-1B (a)	2.750%	11/25/60	382,682	385,040
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E2 (a)	2.750%	11/25/60	54,992	55,039
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	750,000	765,551
World Omni Select Auto Trust, Series 2020-A, Class A-3 (a)	0.550%	07/15/25	600,000	601,647
Total Asset Backed Securities (Cost $16,228,338)				$16,321,624

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.0%	Coupon	Maturity	Par Value	Value
Cascade Funding Mortgage Trust, 144A, Series 2021-GRN1, Class A	1.100%	03/20/41	$445,866	$446,278
CF Hippolyta Issuer, LLC, 144A, Series 2021-1A, Class A-1	1.530%	03/15/61	465,000	465,244
Citigroup Commercial Mortgage Trust, 144A, Series 2019-SMRT, Class A	4.149%	01/11/36	595,000	640,636
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	275,243	289,919
Cityline Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.871%	11/13/31	1,000,000	1,039,336
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/17/45	993,930	1,016,434
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4 (a)	3.213%	03/12/46	1,084,203	1,129,059
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	1,083,976
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.680%	01/25/23	22,760,773	264,828
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	1,194,760	1,233,433
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	488,468	487,257
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1	1.766%	02/25/25	1,401,659	1,441,437
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	683,643	723,925
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1 (a)	0.735%	01/25/26	616,048	613,103
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.153%	05/25/26	11,100,000	620,835
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series 2020-RR02, Class AX (a)	1.826%	10/27/28	4,665,000	523,960
FHLMC REMIC, IO, Series K-723, Class X-1 (a)	0.948%	08/25/23	16,024,273	267,259

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.0% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC REMIC, IO, Series K-724, Class X-1 (a)	0.263%	11/25/23	$41,382,556	$230,621
FHLMC REMIC, IO, Series K-W01, Class X-1 (a)	0.978%	01/25/26	15,360,013	587,762
FHLMC REMIC, IO, Series K-734, Class X-1 (a)	0.648%	02/25/26	19,813,128	534,342
FHLMC REMIC, IO, Series K-736, Class X-1 (a)	1.312%	07/25/26	7,595,963	437,640
FHLMC REMIC, IO, Series K-064, Class X-1 (a)	0.605%	03/25/27	19,616,189	634,345
FHLMC REMIC, IO, Series K-738, Class XAM (a)	1.368%	03/25/27	6,500,000	490,190
FHLMC REMIC, IO, Series K-740, Class XAM (a)	1.111%	10/25/27	7,811,000	526,863
FHLMC REMIC, IO, Series K-112, Class XAM (a)	1.766%	05/25/30	4,250,000	577,446
FIC Funding, LLC, 144A, Series 2021-1A, Class A	1.130%	04/15/33	875,000	875,018
FNMA, Pool #470596	2.900%	04/01/22	989,520	1,001,398
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,019,534
FNMA Multifamily REMIC Trust, Series 2017-M3, Class A-1 (a)	2.596%	12/25/26	263,503	269,509
FNMA Multifamily REMIC Trust, Series 2020-M17, Class A-1	1.250%	01/25/28	971,653	990,986
FREMF Mortgage Trust, 144A, Series 2012-K17, Class B (a)	4.318%	12/25/44	100,000	102,097
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.242%	01/25/45	890,000	910,504
FREMF Mortgage Trust, 144A, Series 2012-K20, Class C (a)	3.868%	05/25/45	590,000	607,536
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.671%	11/25/45	600,000	622,646
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.598%	12/25/45	430,000	447,014
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.646%	05/25/46	1,000,000	1,047,850
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.546%	08/25/46	1,095,000	1,159,278
FREMF Mortgage Trust, 144A, Series 2013-K34, Class B (a)	3.733%	09/25/46	550,000	584,689
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.935%	12/25/46	1,005,000	1,077,766

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.0% (Continued)	Coupon	Maturity	Par Value	Value
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.834%	11/25/47	$975,000	$1,063,720
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A (a)	0.100%	11/25/49	98,159,483	428,005
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	648,737	679,149
GNMA, Series 2014-120, Class A	2.800%	05/16/39	7,469	7,466
HomeBanc Mortgage Corporation, Series 2005-4, Class A-1 (a)	0.649%	10/25/35	398,516	398,674
Irvine Core Office Trust, 144A, Series 2013-IRV, Class A-2 (a)	3.279%	05/15/48	965,000	1,010,834
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	209,944	219,335
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	283,890	296,732
JPMorgan Chase Commercial Mortgage Securities Trust, 144A, Series 2010-C2, Class A-3 (a)	4.070%	11/18/43	432,684	433,765
Morgan Stanley Bank of America Trust, Series 2015-C5, Class A-4	3.176%	08/15/45	630,000	644,185
Morgan Stanley Bank of America Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	321,182	340,214
Morgan Stanley Bank of America Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	942,000	1,015,720
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	416,426	447,207
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	677,971
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	856,264	904,197
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1	4.000%	04/25/57	141,498	150,510
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1	4.000%	05/25/57	438,383	467,905
Popular ABS, Inc., Series 2006-D, Class A-3 (a)	0.369%	11/25/36	465,245	460,633
RAMP Series Trust, Series 2006-EFC2, Class A-4 (a)	0.329%	12/25/36	491,096	487,561
SBA Tower Trust, 144A, Series 2020-1-2, Class 1C (a)	1.884%	07/15/50	881,000	894,914

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.0% (Continued)	Coupon	Maturity	Par Value	Value
SG Commercial Mortgage Securities, LLC, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	$370,000	$382,855
Structured Asset Securities Trust, Series 2005-WF2, Class M1 (a)	0.679%	05/25/35	361,635	360,814
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4	3.091%	08/10/49	1,429,441	1,467,041
Wells Fargo Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	902,850	938,350
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	643,232	670,921
WFRBS Commercial Mortgage Trust, 144A, Series 2011-C4, Class A-4 (a)	4.902%	06/17/44	242,407	242,823
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	610,923	626,467
Total Collateralized Mortgage Obligations
(Cost $42,589,363)				$42,739,921

CORPORATE BONDS — 37.1%	Coupon	Maturity	Par Value	Value
Communications — 1.0%
Verizon Communications, Inc.	0.750%	03/22/24	$1,000,000	$1,004,404

Consumer Discretionary — 7.0%
Daimler Finance North America, LLC, 144A	3.350%	02/22/23	1,300,000	1,362,575
General Motors Financial Company, Inc.	3.550%	07/08/22	1,000,000	1,033,999
Honda Finance Corporation, Series A	0.875%	07/07/23	1,000,000	1,009,754
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	1,026,710
Marriott International, Inc.	3.125%	10/15/21	1,500,000	1,507,113
Volkswagen Group of America, LLC, 144A	3.125%	05/12/23	1,000,000	1,049,567
				6,989,718
Consumer Staples — 2.1%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	1,000,000	1,026,583
Bunge Ltd. Finance Corporation	4.350%	03/15/24	1,000,000	1,094,910
				2,121,493

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 37.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 2.4%
Energy Transfer Operating, L.P.	4.500%	04/15/24	$1,150,000	$1,262,862
Spectra Energy Partners, L.P.	4.750%	03/15/24	1,000,000	1,104,106
				2,366,968
Financials — 12.4%
AerCap Ireland Capital Ltd., Series 2015-2, Class 1A1E2	1.750%	01/30/26	500,000	490,022
Ally Financial, Inc.	1.450%	10/02/23	1,000,000	1,015,924
Bank of America Corporation, Series GMTN	3.300%	01/11/23	1,000,000	1,050,478
Credit Suisse Group AG	0.495%	02/02/24	1,000,000	991,984
Goldman Sachs Group, Inc.	0.627%	11/17/23	500,000	500,595
Goldman Sachs Group, Inc.(a)	0.673%	03/08/24	500,000	500,648
International Exchange, Inc.	0.700%	06/15/23	500,000	502,387
Key Bank N.A.	3.375%	03/07/23	1,000,000	1,055,295
Lloyds Banking Group plc	4.050%	08/16/23	1,000,000	1,077,499
Lloyds Banking Group plc	0.695%	05/11/24	500,000	500,572
Morgan Stanley, Series F	3.750%	02/25/23	1,000,000	1,059,958
Royal Bank of Canada, Series H	1.600%	04/17/23	500,000	512,646
Skandinaviska Enskilda Banken AB, 144A	0.550%	09/01/23	1,000,000	1,000,360
UBS AG, 144A	0.450%	02/09/24	1,000,000	993,685
Westpac Banking Corporation	3.650%	05/15/23	1,000,000	1,067,233
				12,319,286
Health Care — 1.0%
AbbVie, Inc.	2.800%	03/15/23	1,000,000	1,037,666

Industrials — 4.2%
PACCAR Financial Corporation	0.800%	06/08/23	1,000,000	1,008,977
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,068,601
Siemens Financieringsmaatschappij N.V., 144A	0.650%	03/11/24	500,000	501,084
Skymiles IP Ltd. & Delta Air Lines, Inc., 144A	4.500%	10/20/25	500,000	536,174
Toll Brothers Finance Corporation	5.875%	02/15/22	1,000,000	1,025,000
				4,139,836
Materials — 0.5%
Nutrien Ltd.	1.900%	05/13/23	500,000	513,108

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 37.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 0.8%
American Tower Corporation	2.250%	01/15/22	$750,000	$760,248

Technology — 1.1%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,079,483

Utilities — 4.6%
Consolidated Edison Company, Series 2020-A	0.650%	12/01/23	500,000	500,065
National Rural Utilities Cooperative Finance Corporation	0.350%	02/08/24	500,000	498,934
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	1,000,000	1,003,076
PPL Electric Utilities Corporation	2.500%	09/01/22	1,000,000	1,022,093
WEC Energy Group, Inc.	0.550%	09/15/23	1,000,000	1,000,890
Xcel Energy, Inc.	0.500%	10/15/23	500,000	501,087
				4,526,145
Total Corporate Bonds (Cost $36,571,290)				$36,858,355

MONEY MARKET FUNDS — 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 0.01% (b) (Cost $750,419)	750,419	$750,419

Total Investments at Value — 99.7% (Cost $98,548,998)		$99,082,022

Other Assets in Excess of Liabilities — 0.3%		263,287

Net Assets — 100.0%		$99,345,309

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. The total value of such securities is $35,709,752 as of April 30, 2021, representing 35.9% of net assets.

GMTN -	Global Medium-Term Note.

IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of April 30, 2021.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2021 (Unaudited)

				Value/
		Expiration	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	Value	Depreciation
TREASURY FUTURES
2-Year U.S. Treasury Note Future	39	06/30/2021	$8,609,859	$(2,789)

The average monthly notional value of futures contracts during the six months ended April 30, 2021 was $2,796,505.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2021 (Unaudited)

				Value/
FUTURES CONTRACTS		Expiration	Notional	Unrealized
SOLD SHORT	Contracts	Date	Value	Appreciation
TREASURY FUTURES
10-Year U.S. Treasury Note Future	6	06/30/2021	$792,562	$7,578
5-Year U.S. Treasury Note Future	74	06/30/2021	9,174,844	32,152
Total Futures Contracts Sold Short			$9,967,406	$39,730

The average monthly notional value of futures contracts sold short during the six months ended April 30, 2021 was $4,968,503.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$98,548,998
At value (Note 2)	$99,082,022
Margin deposits for futures contracts (Note 2)	64,937
Variation margin receivable (Notes 2 and 5)	304
Receivable for investment securities sold	1,313,054
Dividends and interest receivable	403,883
Receivable from Adviser (Note 4)	2,867
Other assets	4,795
Total assets	100,871,862

LIABILITIES
Variation margin payable (Notes 2 and 5)	7,015
Payable for investment securities purchased	1,470,465
Payable to administrator (Note 4)	12,109
Accrued Trustees’ fees (Note 4)	3,900
Accrued compliance fees (Note 4)	2,500
Other accrued expenses	30,564
Total liabilities	1,526,553

NET ASSETS	$99,345,309

NET ASSETS CONSIST OF:
Paid-in capital	$98,486,522
Accumulated earnings	858,787
NET ASSETS	$99,345,309

PRICING OF INSTITUTIONAL CLASS (Note 1)
Net assets applicable to Institutional Class	$99,345,309
Shares of Institutional Class outstanding (unlimited number of shares authorized, no par value)	9,860,154
Net asset value, offering price and redemption price per share (Note 2)	$10.08

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,009,649
Dividends	65
Total investment income	1,009,714

EXPENSES
Investment advisory fees (Note 4)	151,604
Administration fees (Note 4)	50,297
Legal fees	37,100
Pricing fees	23,453
Trustees’ fees and expenses (Note 4)	20,050
Audit and tax services fees	20,000
Compliance fees (Note 4)	17,500
Fund accounting fees (Note 4)	17,054
Registration and filing fees	15,802
Insurance expense	8,200
Custody and bank service fees	6,203
Transfer agent fees (Note 4)	6,000
Other expenses	8,766
Total expenses	382,029
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(154,471)
Net expenses	227,558

NET INVESTMENT INCOME	782,156

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	383,244
Futures contracts (Note 5)	29,142
Net change in unrealized appreciation (depreciation) on:
Investments	(619,696)
Futures contracts (Note 5)	36,941
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FUTURES CONTRACTS	(170,369)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,787

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	April 30, 2021	October 31,
	(Unaudited)	2020 (a)
FROM OPERATIONS
Net investment income	$782,156	$1,603,654
Net realized gains from investment transactions and futures contracts	412,386	1,004,850
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(582,755)	1,152,720
Net increase in net assets from operations	611,787	3,761,224

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(1,763,449)	(1,750,775)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	4,875,980	116,968,990
Reinvestments of distributions to shareholders	1,763,449	1,750,775
Payments for shares redeemed	(10,205,276)	(16,767,396)
Net increase (decrease) in net assets from capital share transactions	(3,565,847)	101,952,369

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,717,509)	103,962,818

NET ASSETS
Beginning of period	104,062,818	100,000
End of period	$99,345,309	$104,062,818

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	481,853	11,670,680
Shares issued in reinvestment of distributions to shareholders	174,509	173,316
Shares redeemed	(1,006,025)	(1,644,179)
Net increase (decrease) in shares outstanding	(349,663)	10,199,817
Shares outstanding at beginning of period	10,209,817	10,000
Shares outstanding at end of period	9,860,154	10,209,817

(a)	Represents the period from the commencement of operations (November 15, 2019) through October 31, 2020.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,		Period Ended
	2021		October 31,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$10.19		$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.15
Net realized and unrealized gains (losses) on investments and futures contracts	(0.01)		0.21
Total from investment operations	0.07		0.36
Less distributions from:
Net investment income	(0.18)		(0.17)
Net asset value at end of period	$10.08		$10.19
Total return (b)	0.67	% (c)	3.61	% (c)
Net assets at end of period (000’s)	$99,345		$104,063
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.76	% (d)	0.71	% (d)
Ratio of net expenses to average net assets (e)	0.45	% (d)	0.45	% (d)
Ratio of net investment income to average net assets (e)	1.77	% (d)	1.64	% (d)
Portfolio turnover rate	54	% (c)	127	% (c)

(a)	Represents the period from the commencement of operations (November 15, 2019) through October 31, 2020.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)

1.	Organization

Red Cedar Short Term Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) and is a no-load diversified series of Red Cedar Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on May 2, 2019. On November 1, 2019, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to The 4100 Group, Inc., an affiliate of Red Cedar Investment Management, LLC (the “Adviser”), the investment adviser to the Fund. The Fund commenced operations on November 15, 2019.

The investment objective of the Fund is to seek preservation of capital and maximize current income.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement – In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Fund will consider this optional guidance prospectively, if applicable.

Securities and futures valuation – For purposes of computing the Fund’s net asset value (“NAV”), the Fund’s portfolio holdings are valued at fair price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. Fixed-income securities are normally valued based on prices obtained from

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

independent third-party pricing services approved by the Trust’s Board of Trustees (the “Board”), which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more independent third-party pricing services approved by the Board may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by the Adviser and the Fund’s administrator under the supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. If the Adviser determines that a price provided by a pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued as determined in good faith by the Adviser, pursuant to policies adopted by and subject to review of the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of April 30, 2021 by asset type:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government & Agencies	$—	$1,809,576	$—	$1,809,576
Municipal Bonds	—	602,127	—	602,127
Asset Backed Securities	—	16,321,624	—	16,321,624
Collateralized Mortgage Obligations	—	42,739,921	—	42,739,921
Corporate Bonds	—	36,858,355	—	36,858,355
Money Market Funds	750,419	—	—	750,419
Total	$750,419	$98,331,603	$—	$99,082,022

Other Financial Instruments:
Futures contracts	$(2,789)	$—	$—	$(2,789)
Futures contracts sold short	39,730	—	—	39,730
Total	$36,941	$—	$—	$36,941

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2021. Other Financial Instruments are futures contracts which are valued at the unrealized appreciation (depreciation) as of April 30, 2021.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Income dividends are normally declared and paid by the Fund monthly and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended April 30, 2021 and October 31, 2020 was ordinary income.

On May 27, 2021, the Fund paid an ordinary income dividend of $0.0177 per share to shareholders of record on May 26, 2021.

Futures contracts – The Fund uses futures contracts to attempt to limit exposure to changing interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2021:

Tax cost of portfolio investments	$98,548,998
Gross unrealized appreciation	$703,965
Gross unrealized depreciation	(170,941)
Net unrealized appreciation on investments	533,024
Accumulated ordinary income	188
Other gains	325,575
Accumulated earnings	$858,787

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense on the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended April 30, 2021, cost of purchases of investment securities and proceeds from sales of investment securities, other than short-term investments, were $54,212,918 and $57,423,316, respectively.

4.	Transactions with Related Parties

ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Fund.

The Adviser has contractually agreed under an Expense Limitation Agreement (the “ELA”) to reduce the management fee and reimburse other expenses until October 1, 2022, to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs; costs to organize the Fund; acquired fund fees and expenses, if any; extraordinary expenses such as litigation and merger and reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.45% of the Fund’s average daily net assets. Accordingly, during the six months ended April 30, 2021, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses of $2,867.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause the total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to November 1, 2022, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Advisory Agreement is terminated. As of April 30, 2021, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $411,907 no later than the dates as stated below:

October 31, 2023	$257,436
April 30, 2024	154,471
Total	$411,907

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Master Services Agreement

Under the terms of a Master Services Agreement, Ultimus Fund Solutions, LLC’s (“Ultimus”) services include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating NAV’s and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund. For these services, Ultimus receives fees in accordance with its agreement with the Fund.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Compliance Agreement

Under the terms of a Compliance Agreement, Key Bridge Compliance LLC (“Key Bridge”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Key Bridge serves as the Fund’s Chief Compliance Officer. Key Bridge receives fees in accordance with its agreement with the Fund.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Independent Trustee receives for his or her services to the Trust, a $15,000 annual retainer. The Chairperson of the Fund’s Audit Committee receives an additional $2,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust’s officers are not compensated by the Trust.

PRINCIPAL HOLDER OF FUND SHARES

As of April 30, 2021, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owners	% Ownership
National Financial Services LLC (for the benefit of its customers)	99.9%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Derivatives Transactions

The Fund’s positions in derivative instruments as of April 30, 2021 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following table sets forth the values of variation margin of the Fund as of April 30, 2021:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts Treasury	$304	$—	$304
Total Asset Derivatives	304	—	304

Liability Derivatives
Futures contracts sold short Treasury	—	(7,015)	(7,015)
Total Liability Derivatives	—	(7,015)	(7,015)
Total	$304	$(7,015)	$(6,711)

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended April 30, 2021 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the six months ended April 30, 2021:

		Net Change
		in Unrealized
	Net Realized	Appreciation
Type of Derivative and Risk	Gains (Losses)	(Depreciation)
Futures contracts Treasury	$(62)	$(2,789)
Futures contracts sold short Treasury	29,204	39,730
Total	$29,142	$36,941

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of April 30, 2021, the offsetting of financial assets and derivative assets is as follows:

	Gross	Gross
	Amounts of	Amounts of
	Recognized	Recognized		Net Amounts
	Assets not	Liabilities		of Assets
	Offset on	not Offset on		Presented on
	Statement of	Statement of	Derivatives	Statement of
	Assets and	Assets and	Available	Assets and	Collateral
Description	Liabilities	Liabilities	for Offset	Liabilities	Pledged*	Net Amount
Variation margin receivable -futures contracts	$304	$—	$(304)	$—	$—	$—
Variation margin payable -futures contracts	—	(7,015)	304	(6,711)	6,711	—
Total subject to a master netting or similar arrangement	$304	$(7,015)	$—	$(6,711)	$6,711	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Risks Associated with Mortgage-Related and Other Asset Backed Securities

Investments in mortgage-related and other asset backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset backed securities may change over time. During periods of falling interest rates, mortgage-related and asset backed securities may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset backed securities may extend, which may lock in a below market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of April 30, 2021, the Fund had 43.0% and 16.4% of the value of its net assets invested in mortgage-backed securities and asset back securities, respectively.

8.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of 144A securities promptly or at a reasonable price. As of April 30, 2021, the Fund had 35.9% of the value of its net assets invested in Rule 144A securities.

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on May 27, 2021, as discussed in Note 2.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (November 1, 2020) and held until the end of the period (April 30, 2021).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses
	November 1,	April 30,	Paid During
Institutional Class	2020	2021	Period*
Based on Actual Fund Return	$1,000.00	$1,006.70	$2.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% for the one-half year period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-626-2575. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE RED CEDAR FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   Assets

■   Retirement Assets

■   Transaction History

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-626-2575

Who we are
Who is providing this notice?	Red Cedar Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

■   Red Cedar Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

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Red Cedar-SAR-21

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board of Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s Board of Trustees if such recommendations are submitted in writing and addressed to the Chairman of the Board of Trustees at the registrant’s offices. The Board of Trustees may adopt, by resolution, a policy regarding its procedures for considering candidates for the Board of Trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Red Cedar Fund Trust

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	June 30, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	June 30, 2021

* Print the name and title of each signing officer under his or her signature.